Other long-term investment	12 Months Ended
Dec. 31, 2013
Other long-term investment [Abstract]
Other long-term investment

6. Other long-term investment

As of December 31, 2012 and 2013, the other long-term investment accounted for at cost consisted of the following:

Cost method investee	Initial Cost	Ownership	December 31, 2012	December 31, 2013
	US$		US$	US$
Henan Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648

For the years ended December 31, 2011, 2012 and 2013, the Group recognized no investment profit or loss. As of December 31, 2012 and 2013, management noted no indicators of impairment related to this investment.